Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other payables [Line Items]
Judicial deposits	R$ (294,976)	R$ (294,976)
Other	731	8,949
Total trade and other payables	2,433,995	2,033,110
Current	2,433,995
Non-current		568
Natural gas suppliers [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables to trade suppliers	1,563,930	1,381,397
Materials and service suppliers [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables to trade suppliers	1,162,496	937,034
Fuel and lubricants suppliers [member]
Disclosure of trade and other payables [Line Items]
Trade and other payables to trade suppliers	R$ 1,814	R$ 706